UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from June 9, 2007 to July 9, 2007

Commission File Number of issuing entity: 333-139944-01

HOLMES MASTER ISSUER PLC

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-139944

HOLMES FUNDING LIMITED

(Exact name of depositor as specified in its charter)

ABBEY NATIONAL PLC

(Exact name of sponsor as specified in its charter)

England and Wales

(State or other jurisdiction of incorporation or organization of the issuing entity)

N/A

(I.R.S. Employer Identification No.)

Abbey National House

2 Triton Square

Regent’s Place

London   NW1 3AN

United Kingdom

(Address of principal executive offices of the issuing entity)

+44 (0)20 7612 4000

(Telephone number, including area code)

None

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange
Title of class				(If Section 12(b))
Series 2007-1, Class 1A1	[___]	[___]	☒	None
Series 2007-1, Class 2A	[___]	[___]	☒	None
Series 2007-1, Class 3A1	[___]	[___]	☒	None
Series 2007-1, Class 4A	[___]	[___]	☒	None
Series 2007-1, Class 1B1	[___]	[___]	☒	None
Series 2007-1, Class 1C1	[___]	[___]	☒	None
Series 2007-1, Class 2C1	[___]	[___]	☒	None
Series 2007-2, Class 1A1	[___]	[___]	☒	None
Series 2007-2, Class 2A1	[___]	[___]	☒	None
Series 2007-2, Class 3A1	[___]	[___]	☒	None
Series 2007-2, Class 4A	[___]	[___]	☒	None

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Series 2007-2, Class 1B	[___]	[___]	☒	None
Series 2007-2, Class 2B1	[___]	[___]	☒	None
Series 2007-2, Class 2M1	[___]	[___]	☒	None
Series 2007-2, Class 1C	[___]	[___]	☒	None
Series 2007-2, Class 2C1	[___]	[___]	☒	None

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X. No ......

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PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

A distribution was made on June 16, 2007 by the Bank of New York, as principal paying agent on behalf of the issuing entity, to the holders of the notes listed above.

The description of the distribution and pool performance for the distribution period from June 9, 2007 to July 9, 2007 is provided in the monthly statements attached as Exhibit 99.1 and Exhibit 99.2 to this Form 10-D.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Series 2007-1 notes dated March 27, 2007 (the “2007-1 Prospectus Supplement”) and the related Prospectus dated March 21, 2007 (together with the 2007-1 Prospectus Supplement, the “2007-1 Prospectus”) of Holmes Master Issuer plc (the “issuing entity”) filed with the Securities and Exchange Commission (the “SEC”) on March 27, 2007, pursuant to Rule 424(b)(5) under the Securities Act of 1933, as amended (the “Securities Act”).

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.2 is included in the Prospectus Supplement relating to the Series 2007-2 notes dated June 7, 2007 (the “2007-2 Prospectus Supplement”) and the related Prospectus dated May 23, 2007 (together with the 2007-2 Prospectus Supplement, the “2007-2 Prospectus”) of Holmes Master Issuer plc (the “issuing entity”) filed with the SEC on June 11, 2007, pursuant to Rule 424(b)(5) under the Securities Act .

Item 3 Sales of Securities and Use of Proceeds

The 2007-2 registered notes were registered on a registration statement on Form S-3 (file number 333-139944).  The offering of the registered notes commenced on May 22, 2007 and has now terminated.  All of the 2007-2 registered notes were sold in the amount and at the price to public per note previously reported in the 2007-2 Prospectus Supplement.

The amount of expenses incurred for the account of Holmes Funding Limited in connection with the issuance and distribution of the 2007-1 registered notes is as follows, based on a reasonable estimate:

Underwriting expenses and commissions:$3,633,806

Other expenses: $1,676,264

Total expenses: $5,310,070

All of the foregoing expenses were paid with the proceeds of the start-up loan described in the 2007-2 Prospectus.

In addition, on June 20, 2007, the issuing entity issued the following classes of Series 2007-2 notes (the “Regulation S notes”):

Series 1 Class A2	€ 1,200,000,000
Series 2 Class A	CAD 600,000,000
Series 2 Class A1	$2,750,000,000
Series 2 Class B2	€ 95,000,000
Series 2 Class B3	£50,000,000
Series 2 Class C2	€ 106,000,000
Series 2 Class C3	£45,000,000
Series 2 Class M2	€ 20,000,000
Series 2 Class M3	£38,000,000
Series 3 Class A1	$1,250,000,000
Series 3 Class A2	€ 1,300,000,000
Series 3 Class A3	£450,000,000

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The Regulation S notes were sold by Banco Santander Central Hispano, S.A., HSBC Bank plc, Lehman Brothers International (Europe), Merrill Lynch International, HSBC Securities (Canada) Inc. and Merrill Lynch (Canada) Inc. outside the United States pursuant to Regulation S under the Securities Act.

Item 9. Exhibits.

Exhibit No.	Description
99.1	2007-1 Monthly Statement to Noteholders
99.2	2007-2 Monthly Statement to Noteholders

SIGNATURES*

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Holmes Funding Limited, as depositor
Date: 30th July 2007	By: /s/ Jessica Petrie Name: Jessica Petrie Title: Authorised Signatory

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